FORUM
FUNDS                           SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2001


                                DAILY ASSETS TREASURY
                                  OBLIGATIONS FUND

                                     DAILY ASSETS
                                    GOVERNMENT FUND

                                DAILY ASSETS GOVERNMENT
                                   OBLIGATIONS FUND

                                DAILY ASSETS CASH FUND

                               TABLE OF CONTENTS


A Message to Our Shareholders ................................................ 1

FINANCIAL STATEMENTS OF FORUM FUNDS

Statements of Assets and Liabilities ......................................... 2

Statements of Operations...................................................... 3

Statements of Changes in Net Assets........................................... 4

Financial Highlights.......................................................... 5

Notes to Financial Statements................................................. 7

FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

Schedules of Investments:

    Treasury Cash Portfolio.................................................. 10
    Government Portfolio..................................................... 11
    Government Cash Portfolio ............................................... 12
    Cash Portfolio........................................................... 13

Statements of Assets and Liabilities ........................................ 14

Statements of Operations..................................................... 15

Statements of Changes in Net Assets.......................................... 16

Notes to Financial Statements................................................ 17

________________________________________________________________________________
DAILY ASSETS TREASURY OBLIGATIONS FUND                                  [LOGO]
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                      SEMI-ANNUAL REPORT
DAILY ASSETS CASH FUND                                         FEBRUARY 28, 2001
________________________________________________________________________________

Dear Shareholders:

The Daily Assets Funds have continued to grow their assets over the last six months. Most notably, Daily Assets Treasury Obligations Fund increased its assets by approximately 60% to more than $186 million. Currently, the Funds' net assets total $447.4 million, which represents a 20% increase for this six-month reporting period. We are also pleased to report that as of September 2000 Daily Assets Cash Fund received a AAAm credit rating from Standard & Poor's.

We also have positive news to report regarding performance of the Funds. Two of the Funds received high rankings based on their six-month cumulative yield. iMoneyNet, Inc. ranked Daily Assets Government Obligations Fund Institutional Shares 9th out of 246 funds in the Government Institutional Category, and Daily Assets Treasury Obligations Fund Institutional Shares ranked 10th out of 84 funds in the Treasury Repo Institutional Category. We emphasize that investment return will fluctuate and past performance does not guarantee future results.

Starting in September of last year, the Funds' average maturities were extended, based on the assumption that there would be no further rate increases for the remainder of 2000. Our portfolio management team has maintained this strategy as the Federal Reserve Bank initiated interest rate decreases in early 2001. We continue to believe that keeping the Funds' average maturities extended positions them to take advantage of any further decreases in interest rates, which typically happens in a period of decelerating economic growth.

As always, our primary concerns are outstanding performance and maintenance of your $1.00 per share price. Your continued support and confidence are appreciated. Please feel free to contact us with your questions or comments at
(800) 943-6786 or (207) 879-0001.

                                                Sincerely,

                                                /s/ John Y. Keffer
                                                John Y. Keffer
                                                Chairman



AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                                        1                         FORUM FUNDS(R)

________________________________________________________________________________
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

                                                            DAILY ASSETS                    DAILY ASSETS
                                                            TREASURY        DAILY ASSETS    GOVERNMENT      DAILY ASSETS
                                                            OBLIGATIONS     GOVERNMENT      OBLIGATIONS     CASH
                                                            FUND            FUND            FUND            FUND
                                                            ___________     ____________    _____________   _____________
ASSETS
  Investments in Portfolios at value (Notes 1 & 2)     $   187,015,321  $    41,100,253  $   100,632,194  $ 120,513,563
  Organization costs, net of amortization (Note 2)               2,217             -               2,793             -
                                                            ___________     ____________    _____________   _____________
Total Assets                                               187,017,538       41,100,253      100,634,987      120,513,563
                                                            ___________     ____________    _____________   _____________
LIABILITIES
  Dividends payable                                            641,776          156,251          320,146          299,157
  Accrued expenses                                               1,447            5,104            6,128           28,982
                                                            ___________     ____________    _____________   _____________
Total Liabilities                                              643,223          161,355          326,274          328,139
                                                            ___________     ____________    _____________   _____________
NET ASSETS                                             $   186,374,315  $    40,938,898  $   100,308,713  $ 120,185,424
                                                            ===========     ============    =============   =============
COMPONENTS OF NET ASSETS
  Paid in capital                                      $   186,377,499  $    40,943,634      100,306,257      120,185,471
  Undistributed net investment income                            2,499           21,264              944               48
  Accumulated net realized gain (loss)                          (5,683)         (26,000)           1,512              (95)
                                                            ___________     ____________    _____________   _____________
NET ASSETS                                             $   186,374,315  $    40,938,898  $   100,308,713  $ 120,185,424
                                                            ===========     ============    =============   =============
NET ASSETS BY SHARE CLASS
  Institutional Shares                                 $   156,183,335  $    37,928,824  $    51,133,474   $ 62,711,136 $
  Institutional Service Shares                              30,189,074        2,679,503       48,853,490       56,778,324
  Investor Shares                                                1,906          330,571          321,749          695,964
                                                            ___________     ____________    _____________   _____________
NET ASSETS                                             $   186,374,315  $    40,938,898  $   100,308,713  $ 120,185,424
                                                            ===========     ============    =============   =============
SHARES OF BENEFICIAL INTEREST
  Institutional Shares                                     156,186,220       37,933,107       51,132,001       62,711,173
  Institutional Service Shares                              30,189,373        2,680,071       48,852,510       56,778,334
  Investor Shares                                                1,906          330,639          321,745          695,964

NET ASSET VALUE PER SHARE
(OFFERING AND REDEMPTION
PRICE PER SHARE)                                       $          1.00  $          1.00  $          1.00         $ 1.00








See Notes to Financial Statements.              2                 FORUM FUNDS(R)

________________________________________________________________________________
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

                                                        DAILY ASSETS                     DAILY ASSETS
                                                          TREASURY        DAILY ASSETS    GOVERNMENT      DAILY ASSETS
                                                        OBLIGATIONS        GOVERNMENT     OBLIGATIONS         CASH
                                                            FUND             FUND            FUND             FUND
                                                          ___________     ____________    _____________   _____________

NET INVESTMENT INCOME
ALLOCATED FROM PORTFOLIOS
  Interest income                                      $     4,647,735  $     1,311,955  $     3,128,815    $   3,113,616
  Net expenses                                                 (92,808)         (31,328)         (56,246)         (53,169)
                                                            ___________     ____________    _____________   _____________
Net Investment Income Allocated from Portfolios
  (Note 2)                                                   4,554,927        1,280,627        3,072,569        3,060,447
                                                            ___________     ____________    _____________   _____________
EXPENSES
  Administration (Note 3)
    Institutional Shares                                        34,608            9,575           11,075           10,458
    Institutional Service Shares                                 2,570              731           13,167           13,348
    Investor Shares                                                  1              108               79              200
  Transfer Agent (Note 3)
    Institutional Shares                                        43,815           16,632           18,181           17,596
    Institutional Service Shares                                11,506            7,935           34,081           35,003
    Investor Shares                                              6,020            6,807            6,480            7,507
  Shareholder services (Note 3)
    Institutional Service Shares                                12,851            3,655           65,836           66,739
    Investor Shares                                                  5              540              394            1,000
  Distribution - Investor Shares (Note 3)                            6              324              473            1,199
  Accounting (Note 3)                                           18,000           18,000           18,000           18,000
  Professional Services                                          6,040            3,872            5,031            6,646
  Trustees                                                       3,289            1,023            2,384            2,118
  Compliance                                                       143            5,602              260            4,558
  Reporting                                                      1,101            1,127              727              889
  Amortization of organization costs (Note 2)                      586             --                730             --
  Miscellaneous                                                 16,938            5,058           10,808           11,354
                                                            ___________     ____________    _____________   _____________
Total Expenses                                                 157,479           80,989          187,706          196,615
  Expenses reimbursed and fees waived (Note 4)                 (94,430)         (65,730)         (80,875)         (84,829)
                                                            ___________     ____________    _____________   _____________
Net Expenses                                                    63,049           15,259          106,831          111,786
                                                            ___________     ____________    _____________   _____________
NET INVESTMENT INCOME                                        4,491,878        1,265,368        2,965,738        2,948,661
                                                            ___________     ____________    _____________   _____________
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM PORTFOLIOS (Note 2)                                          --                (24)           1,179              397
                                                            ___________     ____________    _____________   _____________
NET INCREASE IN NET ASSETS FROM OPERATIONS             $     4,491,878  $     1,265,344  $     2,966,917    $   2,949,058
                                                            ===========     ============    =============   =============







See Notes to Financial Statements.              3                 FORUM FUNDS(R)

__________________________________________________________________________________________________________________________
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 2000 AND THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
__________________________________________________________________________________________________________________________
                                                        DAILY ASSETS                     DAILY ASSETS
                                                          TREASURY        DAILY ASSETS    GOVERNMENT      DAILY ASSETS
                                                        OBLIGATIONS        GOVERNMENT     OBLIGATIONS         CASH
                                                            FUND             FUND            FUND             FUND
                                                            ___________     ____________    _____________   _____________
NET ASSETS - August 31, 1999                           $   104,697,211  $    35,188,053  $    48,965,156   $   98,044,732
____________________________                                ___________     ____________    _____________   _____________
OPERATIONS
  Net investment income                                      6,468,991        1,913,945        3,999,797        5,170,179
  Net realized gain (loss) on investments allocated
  from Portfolios                                                   (2)             (20)             293             (278)
                                                            ___________     ____________    _____________   _____________
Net Increase in Net Assets Resulting from Operations         6,468,989        1,913,925        4,000,090        5,169,901
                                                            ___________     ____________    _____________   _____________
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income-Institutional Shares (               5,969,386)      (1,658,257)      (2,026,122)      (2,388,613)
  Net investment income-Institutional Service Shares          (498,320)        (221,740)      (1,955,945)      (2,659,138)
  Net investment income-Investor Shares                         (1,285)         (33,948)         (16,786)        (122,428)
  Net realized gain on investments-Institutional Shares -                          --               (356)            --
  Net realized gain on investments-Institutional Service
  Shares                                                          --               --               (584)            --
  Net realized gain on investments-Investor Shares                --               --                 (4)            --
                                                            ___________     ____________    _____________   _____________
Total Distributions to Shareholders                         (6,468,991)      (1,913,945)      (3,999,797)      (5,170,179)
                                                            ___________     ____________    _____________   _____________
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                      391,820,898       44,172,772       81,354,185      261,999,458
  Sale of shares-Institutional Service Shares               69,946,152       18,687,757      317,529,921      489,640,275
  Sale of shares-Investor Shares                                12,003        1,261,429        2,058,820        9,114,428
  Reinvestment of distributions-Institutional Shares           247,630           10,059           89,225          351,422
  Reinvestment of distributions-Institutional Service
  Shares                                                       316,192          161,715        1,101,795        2,058,692
  Reinvestment of distributions-Investor Shares                  1,285           33,922           16,790           16,394
  Redemption of shares-Institutional Shares               (369,992,226)     (33,114,870)     (73,161,064)    (259,111,398)
  Redemption of shares-Institutional Service Shares        (81,257,826)     (21,485,273)    (283,612,987)    (497,931,725)
  Redemption of shares-Investor Shares                         (20,747)      (1,556,960)      (1,680,587)      (5,255,839)
                                                            ___________     ____________    _____________   _____________
Net Increase from Capital Share Transactions                11,073,361        8,170,551       43,696,098          881,707
                                                            ___________     ____________    _____________   _____________
Net Increase in Net Assets                                  11,073,359        8,170,531       43,696,391          881,429
                                                            ___________     ____________    _____________   _____________
NET ASSETS - August 31, 2000 (Including (A))               115,770,570       43,358,584       92,661,547       98,926,161
____________________________________________                ___________     ____________    _____________   _____________
OPERATIONS
  Net investment income                                      4,491,878        1,265,368        2,965,738        2,948,661
  Net realized gain (loss) on investments allocated
  from Portfolios                                                 --                (24)           1,179              397
                                                            ___________     ____________    _____________   _____________
Net Increase in Net Assets Resulting from Operations         4,491,878        1,265,344        2,966,917        2,949,058
                                                            ___________     ____________    _____________   _____________
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income-Institutional Shares                (4,195,502)      (1,167,427)      (1,374,055)      (1,307,008)
  Net investment income-Institutional Service Shares          (296,268)         (85,802)      (1,582,891)      (1,619,040)
  Net investment income-Investor Shares                           (108)         (12,139)          (8,792)         (22,613)
                                                            ___________     ____________    _____________   _____________
Total Distributions to Shareholders                         (4,491,878)      (1,265,368)      (2,965,738)      (2,948,661)
                                                            ___________     ____________    _____________   _____________
CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
  Sale of shares-Institutional Shares                      225,185,876       17,748,613       64,857,333      157,685,363
  Sale of shares-Institutional Service Shares               77,802,496        5,067,264      146,573,974      259,348,890
  Sale of shares-Investor Shares                                 1,444        1,141,792        1,775,726        1,313,408
  Reinvestment of distributions-Institutional Shares             5,468            7,030               41          224,226
  Reinvestment of distributions-Institutional Service
  Shares                                                       210,889           61,248          704,788        1,195,301
  Reinvestment of distributions-Investor Shares                    100           11,985            8,792           22,163
  Redemption of shares-Institutional Shares               (177,379,558)     (19,603,908)     (48,633,529)    (137,363,595)
  Redemption of shares-Institutional Service Shares        (55,198,202)      (5,588,606)    (155,772,779)    (256,194,171)
  Redemption of shares-Investor Shares                         (24,768)      (1,265,080)      (1,868,359)      (4,972,719)
                                                            ___________     ____________    _____________   _____________
Net Increase (Decrease) from Capital Share Transactions     70,603,745       (2,419,662)       7,645,987       21,258,866
                                                            ___________     ____________    _____________   _____________
Net Increase (Decrease) in Net Assets                       70,603,745       (2,419,686)       7,647,166       21,259,263
                                                            ___________     ____________    _____________   _____________
NET ASSETS - February 28, 2001 (Including (B))         $   186,374,315  $    40,938,898  $   100,308,713  $ 120,185,424 $
______________________________________________              ===========     ============    =============   =============
(A) Accumulated undistributed net investment           $         2,499  $        21,264  $           944  $            48
    income, August 31, 2000
                                                            ===========     ============    =============   =============
(B) Accumulated undistributed net investment           $         2,499  $        21,264  $           944  $            48
    income, February 28, 2001                               ===========     ============    =============   =============






See Notes to Financial Statements.              4                 FORUM FUNDS(R)

____________________________________________________________________________________________________________________________________
FINANCIAL HIGHLIGHTS (Unaudited)
____________________________________________________________________________________________________________________________________

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.

                                SELECTED DATA FOR A SINGLE SHARE                                        RATIOS/SUPPLEMENTAL DATA
                        __________________________________________________________                    ______________________________
                                                                                          Assets at          Ratios to
                        Beginning           Distributions  Distributions   Ending          End of       Average Net Assets(a)
                                                                                                      ______________________________
                        Net Asset    Net       from Net      from Net     Net Asset          Period              Net
Year Ended August 31,   Value Per Investment  Investment     Realized    Value Per Total   (000's       Net   Investment   Gross
(except as Noted)         Share    Income       Income        Gains        Share   Return  Omitted)   Expenses  Income  Expenses (b)
____________________________________________________________________________________________________________________________________

DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                        $ 1.00      $ 0.03        (0.03)          -         $1.00    3.06%  $156,183    0.20%     6.03%     0.30%
2000                      1.00        0.06        (0.06)          -          1.00    5.74%   108,372    0.20%     5.65%     0.33%
1999                      1.00        0.05        (0.05)          - (d)      1.00    4.67%    86,295    0.20%     4.58%     0.32%
1998 (c)                  1.00        0.03        (0.03)          -          1.00    3.34%   110,561    0.20%     5.41%     0.47%

Institutional Service Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00        0.03        (0.03)          -          1.00    2.93%    30,189    0.45%     5.73%     0.74%
2000                      1.00        0.05        (0.05)          -          1.00    5.48%     7,374    0.45%     5.25%     0.78%
1999                      1.00        0.04        (0.04)          -          1.00    4.46%    18,369    0.45%     4.34%     0.89%
1998 (c)                  1.00        0.02        (0.02)          -          1.00    2.19%     4,448    0.45%     5.16%     1.53%

Investor Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00        0.03        (0.03)          -          1.00    2.69%         2    0.90%     5.44%   150.21%
2000                      1.00        0.05        (0.05)          -          1.00    5.00%        25    0.90%     4.81%    57.02%
1999                      1.00        0.04        (0.04)          - (d)      1.00    4.00%        33    0.87%     3.87%   100.05%
1998 (c)                  1.00        0.02        (0.02)          -          1.00    0.33%        10    0.78%     5.06%   727.11%

DAILY ASSETS GOVERNMENT FUND

Institutional Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00        0.03        (0.03)          -          1.00    3.06%    37,929    0.20%     6.06%     0.56%
2000                      1.00        0.06        (0.06)          -          1.00    5.93%    39,777    0.20%     5.78%     0.65%
1999                      1.00        0.05        (0.05)          -          1.00    4.92%    28,709    0.20%     4.81%     0.61%
1998 (c)                  1.00        0.01        (0.01)          -          1.00    0.89%    36,095    0.20%     5.26%     0.69%

Institutional Service Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00        0.03        (0.03)          -          1.00    2.93%     2,680    0.45%     5.84%     1.19%
2000                      1.00        0.06        (0.06)          -          1.00    5.66%     3,140    0.45%     5.44%     1.37%
1999                      1.00        0.05        (0.05)          -          1.00    4.66%     5,775    0.45%     4.57%     1.15%
1998                      1.00        0.05        (0.05)          -          1.00    5.04%     9,485    0.46%     4.93%     0.91%
1997 (e)                  1.00        0.02        (0.02)          -          1.00    2.01%    44,116    0.50%     4.76%     0.95%
1997                      1.00        0.05        (0.05)          -          1.00    4.80%    43,975    0.50%     4.70%     0.99%
1996                      1.00        0.05        (0.05)          -          1.00    5.18%    43,103    0.50%     5.01%     1.06%

Investor Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00        0.03        (0.03)          -          1.00    2.78%       331    0.75%     5.58%     5.56%
2000                      1.00        0.05        (0.05)          -          1.00    5.35%       442    0.75%     5.12%     4.28%
1999 (c)                  1.00        0.04        (0.04)          - (d)      1.00    4.43%       703    0.75%     4.25%     5.45%


(a)  All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.
(e) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.

See Notes to Financial Statements.              5                 FORUM FUNDS(R)

____________________________________________________________________________________________________________________________________
FINANCIAL HIGHLIGHTS (Concluded) (Unaudited)
____________________________________________________________________________________________________________________________________

                                SELECTED DATA FOR A SINGLE SHARE                                        RATIOS/SUPPLEMENTAL DATA
                        __________________________________________________________                    ______________________________
                                                                                          Assets at          Ratios to
                        Beginning           Distributions  Distributions   Ending          End of       Average Net Assets(a)
                                                                                                      ______________________________
                        Net Asset    Net       from Net      from Net     Net Asset          Period              Net
Year Ended August 31,   Value Per Investment  Investment     Realized    Value Per Total   (000's       Net   Investment   Gross
(except as Noted)         Share    Income       Income        Gains        Share   Return  Omitted)   Expenses  Income  Expenses (b)
____________________________________________________________________________________________________________________________________

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                        $ 1.00    $ 0.03        (0.03)          -            1.00   3.13%   $51,133     0.20%    6.17%     0.32%
2000                      1.00      0.06        (0.06)          - (d)        1.00   5.94%    34,909     0.20%    5.83%     0.37%
1999                      1.00      0.05        (0.05)          -            1.00   4.98%    26,627     0.20%    4.85%     0.40%
1998 (c)                  1.00      0.03        (0.03)          -            1.00   3.24%    15,352     0.20%    5.43%     0.74%

Institutional Service Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00      0.03        (0.03)          -            1.00   3.00%    48,853     0.45%    5.98%     0.62%
2000                      1.00      0.06        (0.06)          - (d)        1.00   5.68%    57,347     0.45%    5.67%     0.70%
1999                      1.00      0.05        (0.05)          -            1.00   4.72%    22,328     0.45%    4.54%     0.80%
1998 (c)                  1.00      0.02        (0.02)          -            1.00   2.22%     2,390     0.45%    5.16%     2.13%

Investor Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00      0.03        (0.03)          -            1.00   2.78%       322     0.90%    5.54%     4.74%
2000                      1.00      0.05        (0.05)          - (d)        1.00   5.21%       406     0.90%    5.33%     6.24%
1999                      1.00      0.04        (0.04)          -            1.00   4.32%        11     0.84%    4.24%   148.94%
1998 (c)                  1.00      0.02        (0.02)          -            1.00   0.35%        10     0.78%    5.06%   766.21%

DAILY ASSETS CASH FUND

Institutional Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00      0.03        (0.03)          -            1.00   3.18%    62,711     0.20%    6.21%     0.32%
2000                      1.00      0.06        (0.06)          -            1.00   6.05%    42,165     0.20%    5.93%     0.34%
1999                      1.00      0.05        (0.05)          -            1.00   5.07%    38,926     0.20%    4.93%     0.35%
1998 (c)                  1.00      0.03        (0.03)          -            1.00   2.70%    28,396     0.20%    5.46%     0.68%

Institutional Service Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00      0.03        (0.03)          -            1.00   3.05%    56,778     0.45%    6.03%     0.64%
2000                      1.00      0.06        (0.06)          -            1.00   5.78%    52,428     0.45%    5.61%     0.66%
1999                      1.00      0.05        (0.05)          - (d)        1.00   4.81%    58,661     0.45%    4.59%     0.70%
1998                      1.00      0.05        (0.05)          -            1.00   5.34%     5,235     0.46%    5.22%     0.90%
1997 (c)                  1.00      0.05        (0.05)          -            1.00   4.70%    12,076     0.52%    5.06%     1.22%

Investor Shares
____________________________________________________________________________________________________________________________________
Six months ended February 28, 2001
                          1.00      0.03        (0.03)          -            1.00   2.82%       696     0.90%    5.62%     2.69%
2000                      1.00      0.05        (0.05)          -            1.00   5.31%     4,333     0.90%    5.58%     1.84%
1999                      1.00      0.04        (0.04)          -            1.00   4.40%       458     0.90%    4.13%     9.24%
1998 (c)                  1.00      0.02        (0.02)          -            1.00   0.37%        10     0.78%    5.25%   709.02%


(a)  All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.
(e) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.


See Notes to Financial Statements.              6                 FORUM FUNDS(R)

________________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

NOTE 1. SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has eighteen active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (individually, a "Fund", and collectively, the "Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

        Daily Assets Treasury Obligations Fund (Institutional Shares)                   January 22, 1998
        Daily Assets Treasury Obligations Fund (Institutional Service Shares)              April 1, 1998
        Daily Assets Treasury Obligations Fund (Investor Shares)                          August 6, 1998
        Daily Assets Government Fund (Institutional Shares)                                 July 1, 1998
        Daily Assets Government Fund (Institutional Service Shares)                         July 1, 1992
        Daily Assets Government Fund (Investor Shares)                                September 29, 1998
        Daily Assets Government Obligations Fund (Institutional Shares)                 January 30, 1998
        Daily Assets Government Obligations Fund (Institutional Service Shares)           March 30, 1998
        Daily Assets Government Obligations Fund (Investor Shares)                        August 6, 1998
        Daily Assets Cash Fund (Institutional Shares)                                     March 13, 1998
        Daily Assets Cash Fund (Institutional Service Shares)                            October 1, 1996
        Daily Assets Cash Fund (Investor Shares)                                          August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. This is commonly referred to as a master-feeder arrangement. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2001, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 39.8%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 15.3%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 6.4%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

Security Valuation - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. The valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

Investment Income and Expenses - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                        7                        FORUM FUNDS (R)

________________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 28, 2001, the following Funds had capital loss carryovers available to offset future capital gains: Daily Assets Government Fund in the amounts of $19,024, expiring in August 2006, $986, expiring in August 2007 and $3,602, expiring in August 2008; Daily Assets Treasury Obligation Fund in the amount of $5,683, expiring in August 2008; and Daily Assets Cash Fund in the amount of $123, expiring in August 2008.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account fees and out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

                                        8                         FORUM FUNDS(R)

________________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS (Continued)
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust may pay FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Share class of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Share class of each other Fund. The Board's approval of the plan, however, was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking further Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives an annual fee of $37,250.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the six month period ended February 28, 2001, fees waived and expenses reimbursed were as follows:

                                                        Transfer        Shareholder                           Reimbursed
                                        Administration    Agent           Service       12b-1    Accounting     Expenses      Total
____________________________________________________________________________________________________________________________________
Daily Assets Treasury Obligations Fund     $37,179      $13,338             $403         $6       $18,000       $25,504      $94,430
                                           _______      _______             ____         __
  Institutional Shares                      34,608        6,638                -          -
  Institutional Service Shares               2,570        4,692              398          -
  Investor Shares                                1        2,008                5          6

Daily Assets Government Fund                10,414       17,774            4,195        324       18,000        15,023       65,730
                                            _____        ______            _____        ___
  Institutional Shares                       9,575       11,613                -          -
  Institutional Service Shares                 731        3,559            3,655          -
  Investor Shares                              108        2,602              540        324

Daily Assets Government Obligations Fund    19,812       17,872            7,090          7       18,000        18,094       80,875
                                            ______       ______            _____          _
  Institutional Shares                      10,876        2,282                -          -
  Institutional Service Shares               8,857       13,267            7,084          -
  Investor Shares                               79        2,323                6          7

Daily Assets Cash Fund                      19,745       27,605           14,421        687       18,000        4,371        84,829
                                            ______       ______           ______        ___
  Institutional Shares                      10,458        5,875                -          -
  Institutional Service Shares               9,128       18,690           14,015          -
  Investor Shares                              159        3,040              406        687

                                        9                         FORUM FUNDS(R)

________________________________________________________________________________
SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________
 FACE                        SECURITY
AMOUNT                      DESCRIPTION                   VALUE
_________ ____________________________________________ ____________
U.S. TREASURY BILLS (A) - 74.0%
$ 50,000,000  6.34%, 4/12/01                           $ 49,646,208
 300,000,000  5.01%, 4/19/01                            297,992,021
                                                       ____________
Total U.S. Treasury Bills                               347,638,229
                                                       ____________
REPURCHASE AGREEMENTS - 26.0%

  40,000,000 Bear, Stearns & Co., Inc., 5.34%,
             3/1/01, to be repurchased at
             $40,005,933, collateralized by
             U.S. Treasury Obligations                  40,000,000
  30,000,000 Goldman Sachs & Co., Inc., 5.35%,
             3/1/01, to be repurchased at
             $30,004,458; collateralized by
             U.S. Treasury Obligations                  30,000,000
  23,365,000 Goldman Sachs & Co., Inc., 5.35%,
             3/1/01, to be repurchased at
             $23,368,466; collateralized by
             U.S. Treasury Obligations                  23,365,000
  28,907,000 Salomon Smith Barney, 5.44%,
             to be repurchased at $28,911,368;
             collateralized by various U.S.
             Obligations                                28,907,000
                                                      ____________
Total Repurchase Agreements                            122,272,000
                                                      ____________
Total Investments at Amortized Cost - 100.0%          $469,910,229
Other Assets and Liabilities, Net - 0.0%                     1,300
                                                      ____________
Total Net Assets - 100.0%                            469,911,529 $
                                                      ============
(A) Annualized yields at time of purchase.


See Notes to Financial Statements.              10                FORUM FUNDS(R)

________________________________________________________________________________
SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

 FACE                        SECURITY
AMOUNT                      DESCRIPTION                    VALUE
_________ _____________________________________________ ____________

U.S. GOVERNMENT SECURITIES - 96.9%

FEDERAL HOME LOAN BANK (B) - 29.2%
$ 7,000,000  5.19%, 4/12/01                             $ 7,000,000
  5,000,000  5.36%, 11/9/01                                5,001,527
                                                        ____________
Total Federal Home Loan Bank                              12,001,527
                                                        ____________
FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 67.7%
  3,000,000 6.47%, 3/7/01                                  2,996,860
  3,000,000 5.58%, 3/14/01                                 2,994,096
  6,000,000 5.45%, 3/21/01                                 5,982,167
 11,000,000 5.25%, 5/2/01                                 10,903,194
  5,000,000 5.26%, 5/23/01                                 4,940,978
                                                        ____________
Total Federal Home Loan Bank - Discount Notes             27,817,295
                                                        ____________

Total U.S. Government Securities                          39,818,822
                                                        ____________
CASH MANAGEMENT ACCOUNTS - 2.9%
  1,214,607 Dreyfus Treasury Prime Cash
            Management Fund, "A", 5.38%                    1,214,607
                                                        ____________

Total Investments at Amortized Cost - 99.8%              $41,033,429
Other Assets and Liabilities, Net - 0.2%                      66,934
                                                        ____________
Total Net Assets - 100.0%                                $41,100,363
                                                        ============


(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 2001.



See Notes to Financial Statements.              11                FORUM FUNDS(R)

________________________________________________________________________________
SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________
 FACE                        SECURITY
AMOUNT                      DESCRIPTION                    VALUE
_________ _____________________________________________ ____________

U.S. GOVERNMENT SECURITIES - 64.9%

FEDERAL HOME LOAN BANK (B) - 9.1%
$25,000,000  5.19%, 4/12/01                              $25,000,000
 35,000,000  5.36%, 11/9/01                               35,010,691
                                                        ____________
Total Federal Home Loan Bank                              60,010,691

FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 15.1%
100,000,000  5.23%, 5/4/01                                99,094,223
                                                        ____________

FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) - 24.0%
157,677,000  6.50%, 6/8/01                               157,665,997
                                                        ____________

SMALL BUSINESS ADMINISTRATION (B) - 9.9%
   149,824   Pool #500545, 9.38%, 3/25/03                    149,824
   395,187   Pool #501077, 7.00%, 11/25/14                   395,187
  1,291,118  Pool #501308, 8.00%, 10/25/15                 1,311,338
  1,448,854  Pool #501543, 7.88%, 7/25/16                  1,449,133
   262,343   Pool #501628, 9.38%, 9/25/04                    262,343
   560,848   Pool #501690, 7.63%, 12/25/16                   561,404
   613,559   Pool #501898, 6.75%, 7/25/17                    614,454
  3,163,473  Pool #502150, 7.50%, 2/25/18                  3,192,129
   185,467   Pool #502161, 6.50%, 2/25/18                    185,467
  1,985,562  Pool #502208, 7.50%, 2/25/18                  2,007,490
   257,040   Pool #502306, 6.50%, 2/25/18                    257,040
   770,757   Pool #502613, 6.50%, 4/25/19                    770,757
   595,324   Pool #503058, 7.38%, 7/25/15                    595,324
   917,666   Pool #503082, 7.38%, 9/25/20                    917,666
   706,266   Pool #503120, 7.38%, 10/25/20                   706,266
   308,175   Pool #503121, 7.38%, 10/25/15                   308,175
  1,149,630  Pool #503232, 7.13%, 2/25/15                  1,149,630
   499,865   Pool #503278, 7.13%, 2/25/21                    499,890
  1,977,125  Pool #503431, 6.25%, 8/25/21                  1,978,090
  1,537,864  Pool #503461, 7.25%, 11/25/21                 1,538,431
   722,940   Pool #503472, 6.25%, 8/25/21                    723,162
   551,315   Pool #503553, 7.13%, 11/25/21                   550,148
  1,896,557  Pool #503671, 6.13%, 3/25/22                  1,896,557
  1,024,379  Pool #503754, 6.13%, 5/25/22                  1,024,379
   755,978   Pool #503780, 7.13%, 3/25/22                    756,929
  2,711,072  Pool #503882, 7.00%, 9/25/22                  2,708,443

________________________________________________________________________________
 FACE                        SECURITY
AMOUNT                      DESCRIPTION                    VALUE
_________ _____________________________________________ ____________

SMALL BUSINESS ADMINISTRATION (CONTINUED)
$1,226,792  Pool #503892, 6.13%, 7/25/22                  $1,229,256
 3,942,046  Pool #503909, 7.00%, 10/25/22                  3,940,055
 1,807,003  Pool #504015, 7.00%, 1/25/23                   1,806,597
 2,302,020  Pool #504062, 7.00%, 2/25/23                   2,302,020
 3,631,085  Pool #504074, 6.00%, 2/25/23                   3,631,085
 1,246,982  Pool #504203, 7.13%, 7/25/13                   1,250,453
 1,475,289  Pool #504269, 6.13%, 5/25/15                   1,478,141
 1,065,574  Pool #504345, 7.13%, 5/25/18                   1,065,574
 4,216,738  Pool #504366, 6.88%, 2/25/24                   4,213,428
10,676,822  Pool #504719, 6.13%, 7/25/24                  10,676,822
 3,967,132  Pool #505204, 7.25%, 9/25/25                   3,966,414
 3,244,928  Pool #505205, 7.31%, 9/25/07                   3,244,326
                                                        ____________
Total Small Business Administration                       65,313,827
                                                        ____________

STUDENT LOAN MARKETING ASSOCIATION - 6.8%
  30,000,000 5.34%, 7/26/01                               30,000,000
  15,000,000 5.34%, 8/14/01                               15,000,000
                                                        ____________
Total Student Loan Marketing Association                  45,000,000
                                                        ____________

Total U.S. Government Securities                         427,084,738
                                                        ____________

REPURCHASE AGREEMENTS - 34.3%
  23,500,000 BA Securities, Inc., 5.47%, 3/1/01,
             to be repurchased at $23,503,570;
             collateralized by various U.S
             Government Agency Securities                 23,500,000
  100,000,000 Bear, Stearns & Co., Inc., 5.52%,
             3/1/01, to be repurchased at
             $100,015,333; collateralized by various
             U.S. Government Agency Securities           100,000,000
  102,352,000 Salomon Smith Barney, 5.48%, 3/1/01,
             to be repurchased at $102,367,580;
             collateralized by various U.S.
             Government Agency Securities                102,352,000
                                                        ____________
  Total Repurchase Agreements                            225,852,000
                                                        ____________

Total Investments at Amortized Cost - 99.2%             $652,936,738
Other Assets and Liabilities, Net - 0.8%                   5,328,777
                                                        ____________
Total Net Assets - 100.0%                               $658,265,515
                                                        ============


(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 2001.

See Notes to Financial Statements.              12                FORUM FUNDS(R)

________________________________________________________________________________
SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________
 FACE                        SECURITY
AMOUNT                      DESCRIPTION                    VALUE
_________ _____________________________________________ ____________

U.S. GOVERNMENT SECURITIES - 6.1%

FEDERAL HOME LOAN BANK (B) - 2.8
$18,000,000  5.19%, 4/12/01                              $18,000,000
 35,000,000  5.36%, 11/9/01                               35,010,691
                                                        ____________
                                                          53,010,691
                                                        ____________
FEDERAL NATIONAL MORTGAGE ASSOCIATION (B) - 1.6%
 30,000,000  5.42%, 5/10/01                               30,000,000
                                                        ____________
SMALL BUSINESS ADMINISTRATION (B) - 1.7%
   145,922 Pool #500536, 8.50%, 5/25/13                      146,428
   196,046 Pool #500730, 9.38%, 2/25/04                      196,046
   474,288 Pool #501733, 7.50%, 2/25/17                      478,092
   653,066 Pool #501989, 7.63%, 10/25/12                     654,090
    89,835 Pool #502914, 7.50%, 3/25/15                       89,835
 1,232,698 Pool #503121, 7.38%, 8/25/15                    1,232,698
 1,985,981 Pool #503429, 7.25%, 6/25/16                    1,985,981
   384,466 Pool #503461, 7.25%, 9/25/21                      384,618
 2,031,131 Pool #503553, 7.13%, 11/25/21                   2,026,275
 1,536,568 Pool #503754, 7.13%, 5/25/22                    1,536,568
 2,590,805 Pool #503882, 7.00%, 9/25/22                    2,588,283
 3,005,930 Pool #503912, 6.00%, 10/25/22                   3,004,285
 3,452,126 Pool #504015, 7.00%, 1/25/23                    3,451,248
13,285,855 Pool #504366, 6.88%, 2/26/24                   13,275,377
                                                        ____________
Total Small Business Administration                       31,049,824
                                                        ____________

Total U.S. Government Securities                         114,060,515
                                                        ____________

COMMERCIAL PAPER - 57.3%
  85,000,000 American Express Credit Corp.,
             5.47%, 3/9/01                                84,896,680
  46,027,000 Bellsouth Corp., 5.45%, 3/7/01               45,985,192
  80,000,000 Coca Cola., Inc., 5.07%, 6/4/01              78,929,667
  85,000,000 Deutsche Bank Financial, Inc.,
             6.43%, 4/2/01                                84,514,556
  80,000,000 Gannett Co., Inc., 5.50%, 3/19/01            79,780,600
  85,000,000 General Electric Capital Corp.,
             3/7/01                                       84,922,367
  90,000,000 General Motors Acceptance Corp.,
             5.47%, 3/8/01                                74,920,229
  90,000,000 Goldman Sachs & Co., 5.42%, 4/9/01           89,374,050
  50,000,000 National Rural Utilities, 6.35%,
             6/14/01                                      49,073,959
  40,000,000 National Rural Utilities, 6.20%,
             8/23/01                                      38,794,446
  80,000,000 Phillip Morris Co., Inc., 5.50%,
             3/13/01                                      79,853,334

________________________________________________________________________________
 FACE                        SECURITY
AMOUNT                      DESCRIPTION                    VALUE
_________ _____________________________________________ ____________

COMMERCIAL PAPER (CONTINUED)
$65,000,000  Salomon Smith Barney, 5.47%,
             3/8/01                                    $  64,930,865
 70,000,000  Societe Generale, Inc., 4.81%,
             10/29/01                                     67,736,630
 75,000,000  UBS Finance, Inc., 4.90%, 7/23/01            73,530,000
 50,000,000  Walt Disney Co., 4.89%, 8/7/01               48,920,126
 34,000,000  Wells Fargo Bank, 6.48%, 3/2/01              33,993,880
                                                        ____________
Total Commercial Paper                                 1,080,156,581
                                                        ____________
CORPORATE NOTES (B) - 18.8%
 75,000,000  Associates Corp., 6.44%, 1/3/02              75,035,919
 95,000,000  Bank of America Corp., 5.67%,
             4/3/01                                       95,000,000
 25,000,000  Bear, Stearns & Co., Inc., 5.36%,
             4/6/01                                       25,000,000
 20,000,000  Bear, Stearns & Co., Inc., 5.55%,
             7/26/01                                      20,000,000
 75,000,000  British Telecommunications, PLC,
             5.75%, 10/9/01                               75,000,000
 25,000,000  Merrill Lynch & Co., 5.61%, 2/17/06          25,000,000
 10,000,000  Salomon Smith Barney Holdings,
             5.68%, 4/30/01                               10,000,450
 30,000,000  Unilever Capital Corp., 6.71%,
             9/7/01                                       30,000,000
                                                        ____________
Total Corporate Notes                                    355,036,369
                                                        ____________
REPURCHASE AGREEMENTS - 17.6%
 150,000,000 Bear, Stearns & Co., Inc., 5.52%,
             3/1/01, to be repurchased at
             $150,023,000; collateralized by
             various U.S. Government Agency
             Securities                                  150,000,000
 150,000,000 Goldman Sachs, 5.47%, 3/5/01 to
             be repurchased at $150,159,542;
             collateralized by various U.S.
             Government Agency Securities                150,000,000
 31,064,000  Salomon Smith Barney, 5.48%,
             3/1/01, to be repurchased at
             $31,068,729; collateralized by
             various U.S. Government Agency
             Securities                                   31,064,000
                                                        ____________
Total Repurchase Agreements                              331,064,000
                                                        ____________

Total Investments at Amortized Cost - 99.8%          $ 1,880,317,465
Other Assets and Liabilities, Net - 0.2%                   4,379,947
                                                        ____________
Total Net Assets - 100.0%                            $ 1,884,697,412
                                                        ============


(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 28, 2001

See Notes to Financial Statements.              13                FORUM FUNDS(R)

________________________________________________________________________________
STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

                                            TREASURY                      GOVERNMENT
                                              CASH         GOVERNMENT        CASH             CASH
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          ____________    ___________     ___________      ___________

ASSETS
  Investments (Note 2)
  Securities at amortized cost            $ 347,638,229   $ 41,033,429    $ 427,084,738   $ 1,549,253,465
  Repurchase agreements at amortized cost   122,272,000     -               225,852,000     331,064,000
                                          _____________   ___________     _____________   _______________
Total investments, at amortized cost      $ 469,910,229   $ 41,033,429    $ 652,936,738   $ 1,880,317,465


  Cash                                      16,987          -               21,808          22,995
  Interest and other receivables            18,225         70,153           5,411,116       4,521,172
                                          _____________   ___________     _____________   _______________
Total Assets                                469,945,441    41,103,582       658,369,662     1,884,861,632
                                          _____________   ___________     _____________   _______________

LIABILITIES
  Payable to Adviser                        11,343         -                24,013          47,238
  Payable to Administrator                  17,324         -                36,676          72,150
  Accrued expenses and other liabilities    5,245          3,219            43,458          44,832
                                          _____________   ___________     _____________   _______________
Total Liabilities                           33,912         3,219            104,147         164,220


NET ASSETS                                $ 469,911,529   $ 41,100,363    $ 658,265,515   $ 1,884,697,412
                                          =============   ============    =============   ===============



See Notes to Financial Statements.              14                FORUM FUNDS(R)

________________________________________________________________________________
STATEMENTS OF OPERATIONS - PORTFOLIOS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________


                                            TREASURY                      GOVERNMENT
                                              CASH         GOVERNMENT        CASH             CASH
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          ____________    ___________     ___________      ___________

INVESTMENT INCOME
Interest income                         $ 14,164,120      $ 1,311,956     $ 28,363,260     $ 62,034,428
                                          _____________   ___________     _____________   _______________

EXPENSES
  Investment advisory (Note 3)                74,064        10,442          145,015          312,036
  Administration (Note 3)                    113,063        10,442          221,389          476,355
  Custody (Note 3)                            47,518         4,388           93,024          200,180
  Accounting (Note 3)                         24,750        24,750           24,750           24,750
  Professional Services                        8,575         5,573           11,497           18,941
  Trustees                                     2,271           208            4,356            9,587
  Miscellaneous                               11,814           394           10,605           11,006
                                          _____________   ___________     _____________   _______________
Total Expenses                               282,055        56,197          510,636        1,052,855
  Fees waived (Note 4)                             -       (24,870)               -                -
                                          _____________   ___________     _____________   _______________
Net Expenses                                 282,055         31,327          510,636        1,052,855
                                          _____________   ___________     _____________   _______________

NET INVESTMENT INCOME                     13,882,065      1,280,629       27,852,624       60,981,573

NET REALIZED GAIN (LOSS) ON
INVESTMENTS SOLD                                   -            (24)           9,080            4,397
                                          _____________   ___________     _____________   _______________

NET INCREASE IN NET ASSETS
FROM OPERATIONS                         $ 13,882,065    $ 1,280,605     $ 27,861,704     $ 60,985,970
                                          =============   ============    =============   ===============



See Notes to Financial Statements.                             15 FORUM FUNDS(R)


______________________________________________________________________________________________________
STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 2000 AND THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
______________________________________________________________________________________________________

                                            TREASURY                      GOVERNMENT
                                              CASH         GOVERNMENT        CASH             CASH
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                          ____________    ___________     ___________      ___________

NET ASSETS - August 31, 1999            $ 393,141,328   $ 35,340,609    $ 783,462,416   $ 1,036,902,248
                                          ____________    ___________     ___________      ___________

OPERATIONS
  Net investment income                    24,228,997      1,944,573       51,008,386       103,430,327
  Net realized gain (loss) on investments sold    194            (21)           3,028            (5,850)
                                          ____________    ___________     ___________      ___________
Net Increase in Net Assets from Operations 24,229,191      1,944,552       51,011,414       103,424,477
                                          ____________    ___________     ___________      ___________

TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS
  Contributions                         2,068,127,015     44,650,669     3,688,015,715    3,662,395,443
  Withdrawals                          (2,018,050,353)   (38,371,069)   (3,765,861,505)  (2,773,841,225)
                                          ____________    ___________     ___________      ___________
Net Transactions in Investors'
Beneficial Interests                       50,076,662      6,279,600       (77,845,790)     888,554,218
                                          ____________    ___________     ___________      ___________
Net Increase (Decrease) in Net Assets      74,305,853      8,224,152       (26,834,376)     991,978,695

NET ASSETS - August 31, 2000              467,447,181     43,564,761       756,628,040    2,028,880,943
                                          ____________    ___________     ___________      ___________

OPERATIONS
  Net investment income                    13,882,065      1,280,629        27,852,624       60,981,573
  Net realized gain (loss) on investments sold      -            (24)            9,080            4,397
                                          ____________    ___________     ___________      ___________
Net Increase in Net Assets from Operations 13,882,065      1,280,605        27,861,704       60,985,970
                                          ____________    ___________     ___________      ___________

TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS
  Contributions                           980,705,946     17,571,514     2,296,092,669    1,314,766,989
  Withdrawals                            (992,123,663)   (21,316,517)   (2,422,316,898)  (1,519,936,490)
                                          ____________    ___________     ___________      ___________
Net Transactions in Investors'
 Beneficial Interests                     (11,417,717)    (3,745,003)     (126,224,229)    (205,169,501)
                                          ____________    ___________     ___________      ___________

Net Increase (Decrease) in Net Assets       2,464,348     (2,464,398)      (98,362,525)    (144,183,531)
                                          ____________    ___________     ___________      ___________

NET ASSETS - February 28, 2001          $ 469,911,529   $ 41,100,363     $ 658,265,515  $ 1,884,697,412
                                          ============    ===========     ===========      ============




See Notes to Financial Statements.              16                FORUM FUNDS(R)

________________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996, and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS.

PLACEMENT AGENT - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.



                                        17                        FORUM FUNDS(R)

________________________________________________________________________________
NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS (Continued)
FEBRUARY 28, 2001 (Unaudited)
________________________________________________________________________________

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from Treasury Cash, Government Cash and Cash Portfolios based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio pays a fee of $48,000 per year, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Fund's domestic and foreign assets. For its services, the Custodian receives a fee at an annual rate of 0.025% for the first $1.5 billion of Total Portfolio Assets; 0.020% of the next $1 billion in Total Portfolio Assets; and 0.015% of the remaining Total Portfolio Assets. Each Fund also pays an annual maintenance fee as well as certain other transaction fees.

NOTE 4. WAIVER OF FEES

For the period ended February 28, 2001, Forum Advisors, FAdS and FAcS voluntarily waived a portion of their fees for Government Portfolio, as follows: investment advisory fees of $10,442, administration fees of $10,442 and accounting fees of $3,986.

NOTE 5. INCOME AND EXPENSE RATIOS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements. All six-month information is annualized.


                                                    Ratios to Average Net Assets
                                                    ____________________________
                                                        Net
                                                    Investment    Net     Gross
Year Ended August 31,                                 Income   Expenses Expenses
__________________________________________________   ________  ________ ________
Treasury Cash Portfolio
    Six Months Ended February 28, 2001 ................6.14%     0.13%     0.13%
    2000...............................................5.69%     0.13%     0.13%
    1999...............................................4.69%     0.14%     0.14%
    1998...............................................5.34%     0.15%     0.17%
    1997...............................................5.20%     0.15%     0.18%
    1996...............................................5.30%     0.15%     0.20%
Government Portfolio
    Six Months Ended February 28, 2001 ............... 6.13%     0.15%     0.27%
    2000...............................................5.80%     0.15%     0.31%
    1999...............................................4.85%     0.15%     0.30%
    1998...............................................5.26%     0.15%     0.29%
    Period Ended August 31, 1997 (a)...................5.11%     0.15%     0.36%
    1997...............................................5.04%     0.15%     0.33%
    Period Ended March 31, 1996 .......................4.99%     0.15%     0.60%
Government Cash Portfolio
    Six Months Ended February 28, 2001 ................6.29%     0.12%     0.12%
    2000...............................................5.85%     0.12%     0.12%
    1999...............................................4.94%     0.12%     0.12%
    1998.............................................. 5.52%     0.13%     0.13%
    1997...............................................5.38%     0.14%     0.14%
    1996.............................................. 5.49%     0.14%     0.14%
Cash Portfolio
    Six Months Ended February 28, 2001 ............... 6.40%     0.11%     0.11%
    2000.............................................. 6.03%     0.11%     0.11%
    1999.............................................. 5.00%     0.12%     0.12%
    1998.............................................. 5.55%     0.13%     0.13%
    1997.............................................. 5.45%     0.15%     0.15%
    1996.............................................. 5.50%     0.15%     0.16%

(a) Effective June 19, 1997, Government Portfolio changed its fiscal year end from March 31 to August 31.


                                        18                        FORUM FUNDS(R)

                                                                           FORUM
                                                                           FUNDS

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                                                               DAILY ASSETS
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                                                         DAILY ASSETS GOVERNMENT
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                                                          DAILY ASSETS CASH FUND



                TRANSFER AGENT
         Forum Shareholder Services, LLC
              Two Portland Square
             Portland, Maine 04101




                   DISTRIBUTOR
            Forum Fund Services, LLC
              Two Portland Square
             Portland, Maine 04101





        This report is authorized for distribution only to        [LOGO]
        shareholders and to others who have received a         FORUM FUNDS
        copy of an applicable Forum Funds prospectus.          P.O. Box 446
                                                           Portland, Maine 04112
                                              800-94FORUM (Shareholder Services)
                                                   800-95FORUM (Dealer Services)

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